[redacted]

06027934

AMERICAN STOCK EXCHANGE
Equities Options ETFs

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872

Cert AMX

1-32836

March 14, 2006

Mr. Brian Johnson
Branch Chief
Filer Support 2
Office of Filing Information
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C. 20549

Dear Mr. Johnson:

This is to certify that on March 14, 2006 the American Stock Exchange LLC (the "Exchange") received from Medivation, Inc. (the "Registrant"), a copy of the Registrant's application on Form 8-A for the registration of the following securities:

Common Stock, $0.01 par value

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer
Managing Director
Listing Qualifications Department

cc: Herbert Scholl